Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

NOTE 3—SECURITIES

Amortized cost and fair value at December 31, 2011 and December 31, 2010 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
SECURITIES AVAILABLE FOR SALE:
December 31, 2011:
U.S. agency securities	$5,496	$169	$—	$5,665
Mortgage-backed securities	63,647	1,680	(15)	65,312
Corporate securities	1,989	—	(217)	1,772
Equity securities	640	415	—	1,055

	$71,772	$2,264	$(232)	$73,804

December 31, 2010:
U.S. agency securities	$9,738	$180	$—	$9,918
Mortgage-backed securities	63,102	1,599	(41)	64,660
Equity securities	661	388	—	1,049

	$73,501	$2,167	$(41)	$75,627

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
SECURITIES HELD TO MATURITY:
December 31, 2011:
State and municipal securities	$34,972	$2,082	$(415)	$36,639

	$34,972	$2,082	$(415)	$36,639

December 31, 2010:
State and municipal securities	$31,872	$363	$(1,259)	$30,976

	$31,872	$363	$(1,259)	$30,976

The following table shows the Corporation's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and December 31, 2010:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$1,772	$217	$—	$—	$1,772	$217
Mortgage-backed securities	6,698	15	—	—	6,698	15

	8,470	232	—	—	8,470	232

SECURITIES HELD TO MATURITY:
State and municipal securities	1,045	19	3,185	396	4,230	415

Total	$9,515	$251	$3,185	$396	$12,700	$647

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010	(In Thousands)
SECURITIES AVAILABLE FOR SALE:
Mortgage-backed securities	$8,744	$41	$—	$—	$8,744	$41

	8,744	41	—	—	8,744	41

SECURITIES HELD TO MATURITY:
State and municipal securities	15,135	530	2,280	729	17,415	1,259

Total	$23,879	$571	$2,280	$729	$26,159	$1,300

At December 31, 2011, eight mortgage-backed securities have unrealized losses. The aggregate depreciation from the Corporation's amortized cost basis on these securities is 0.2%. In management's opinion, these unrealized losses relate to changes in interest rates. The Corporation's mortgage backed security portfolio consists of only government sponsored agencies, and contains no private label securities.

At December 31, 2011, nineteen state and municipal securities have unrealized losses with aggregate depreciation of 8.9% from the Corporation's amortized cost basis. In management's opinion, these unrealized losses relate primarily to changes in interest rates. In analyzing the issuer's financial condition, management considers the issuer's bond rating as well as the financial performance of the respective municipality.

At December 31, 2011, four corporate securities have unrealized losses with aggregate depreciation of 10.9% from the Corporation's amortized cost basis. In management's opinion, these unrealized losses relate primarily to changes in interest rates. In analyzing the issuer's financial condition, management considers the issuer's bond rating as well as the financial performance of the respective company.

In management's opinion none of the debt securities have declines in value that are deemed to be other than temporary.

            Gross realized gains and losses for the years ending December 31, 2011 and December 31, 2010 were as follows (in thousands):

	Gross Realized Gains	Gross Realized Losses	Net Gains (Losses)
December 31, 2011:
Equity securities	$8	$—	$8
Mortgage-backed securities	4	—	4

	$12	$—	$12

December 31, 2010:
Mortgage-backed securities	$182	$—	$182

	$182	$—	$182

Amortized cost and fair value at December 31, 2011 by contractual maturity are shown below. Municipal securities with prerefunded issues are included in the category in which payment is expected to occur. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay with or without penalties.

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
1 year or less	$1,000	$1,002	$—	$—
Over 1 year through 5 years	5,483	5,587	10,473	10,811
Over 5 years through 10 years	1,002	848	14,165	15,280
Over 10 years	—	—	10,334	10,548
Mortgage-backed securities	63,647	65,312	—	—
Equity securities	640	1,055	—	—

	$71,772	$73,804	$34,972	$36,639

At December 31, 2011 and 2010, securities with a carrying value of $36,653,000 and $46,840,000, respectively, were pledged as collateral as required by law on public deposits and for other purposes.